As Filed with the Securities and Exchange Commission on May 14, 2019

1933 Act File No. 002-21600
1940 Act File No. 811-01209

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	79	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	65	[	X	]
(Check appropriate box or boxes.)

BRIDGES INVESTMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)
1125 S. 103rd Street, Suite 580
Omaha, Nebraska 68124
(Address of Principal Executive Office) (Zip Code)
(402) 397-4700
Registrant’s Telephone Number, including Area Code

Edson L. Bridges III
1125 S. 103rd Street, Suite 580
Omaha, Nebraska 68124
(Name and Address of Agent for Service)
Copy to:

Dennis Fogland, Esq.
Baird Holm LLP
1500 Woodmen Tower
Omaha, Nebraska 68102

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 79 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on May 14, 2019.

BRIDGES INVESTMENT FUND, INC.

By: /s/ Edson L. Bridges III
Edson L. Bridges III
President, Chief Executive and Investment Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 79 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel J. Brabec	Director	May 14, 2019
Daniel J. Brabec

/s/ Edson L. Bridges II	Chairman Emeritus	May 14, 2019
Edson L. Bridges II

/s/ Edson L. Bridges III	President, Chief Executive and	May 14, 2019
Edson L. Bridges III	Investment Officer and Director

/s/ Robert W. Bridges	Director	May 14, 2019
Robert W. Bridges

/s/ Nancy K. Dodge	Treasurer, Secretary, and	May 14, 2019
Nancy K. Dodge	Chief Compliance Officer

/s/ Nathan P. Dodge III	Director	May 14, 2019
Nathan P. Dodge III

/s/ Jeffrey C. Royal	Director	May 14, 2019
Jeffrey C. Royal

/s/ Robert Slezak	Chairperson and	May 14, 2019
Robert Slezak	Lead Independent Director

/s/ Kelly A. Walters	Director	May 14, 2019
Kelly A. Walters

/s/ Lyn Wallin Ziegenbein	Vice Chairperson and Director	May 14, 2019
Lyn Wallin Ziegenbein

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE